Contingencies and Commitments (Details) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Contingencies and Commitments [Abstract]
Letters of credit issued	$ 140,572	$ 223,420
Foreign letters of credit confirmed	70,192	57,038
Performance guarantee	1,929,894	1,954,205
Personal guarantees	451,950	133,623
Total contingent liabilities	2,592,608	2,368,286
Available on demand credit lines	8,732,422	8,997,650
Other irrevocable credit commitments	485,991	327,297
Total loan commit ment	9,218,413	9,324,947
Total	$ 11,811,021	$ 11,693,233